UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1:	Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund
Schedule of Investments
February 28, 2007

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.3%)

Beverly MA GO	5.250%	11/1/2012	(1)	1,925	2,081
Beverly MA GO	5.250%	11/1/2013	(1)	1,855	2,028
Boston MA Convention Center Rev	5.000%	5/1/2018	(2)	4,975	5,248
Boston MA GO	5.750%	2/1/2010	(Prere.)	1,955	2,069
Boston MA GO	5.000%	2/1/2018	(1)	3,765	3,976
Boston MA Special Obligation Rev. (Boston City Hosp.)	5.000%	8/1/2017	(1)	2,000	2,110
Boston MA Water&Sewer Comm. Rev	5.750%	11/1/2013		540	581
Chelsea MA GO	5.500%	6/15/2009	(2)	90	94
Foxborough MA Stadium Infrastructure Improvement Rev	5.750%	6/1/2025		2,500	2,676
Framingham MA Housing Auth. Mortgage Rev	6.200%	2/20/2021		900	999
Framingham MA Housing Auth. Mortgage Rev	6.350%	2/20/2032		2,000	2,201
Holyoke MA Gas&Electric Dept. Rev	5.000%	12/1/2021	(1)	2,395	2,537
Littleton MA GO	5.000%	1/15/2022	(3)	1,280	1,372
Lynn MA GO	5.250%	6/1/2013	(2)	1,530	1,594
Malden MA GO	5.100%	8/1/2007	(1)(Prere.)	2,765	2,809
Malden MA GO	5.200%	8/1/2007	(1)(Prere.)	2,700	2,744
Marlborough MA GO	6.750%	6/15/2008	(3)	1,400	1,454
Mashpee MA GO	5.125%	2/1/2008	(1)(Prere.)	1,025	1,049
Mashpee MA GO	5.350%	2/1/2008	(1)(Prere.)	1,525	1,563
Massachusetts Bay Transp. Auth. Rev	7.000%	3/1/2009		2,000	2,126
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2010	(Prere.)	3,950	4,149
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2022		5,285	6,227
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2023		10,000	11,255
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2023		5,325	6,152
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2024		2,500	2,979
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2026	(1)	3,000	3,606
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2029	(1)	3,000	3,645
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2030		1,050	1,095
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2033		6,885	8,203
Massachusetts College Building Auth. Rev	0.000%	5/1/2017	(10)	3,340	2,216
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/2018		2,000	2,163
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/2020		3,105	3,340
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/2022		3,985	4,276
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/2023		3,710	3,975
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	6.000%	5/15/2029	(2)	1,400	1,759
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.000%	10/1/2035	(2)	2,000	2,131
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.375%	5/15/2039		1,575	1,803
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	3.630%	3/7/2007	(10)	300	300
Massachusetts Dev. Finance Agency Rev. (Brooks School) VRDO	3.680%	3/7/2007	(1)	3,305	3,305
Massachusetts Dev. Finance Agency Rev. (College of Pharmacy and Allied Health Services)	5.750%	7/1/2033		1,000	1,082
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/2028		1,500	1,585
Massachusetts Dev. Finance Agency Rev. (Harvard Univ.) VRDO	3.520%	3/1/2007		5,700	5,700
Massachusetts Dev. Finance Agency Rev. (Jewish Philanthropies)	5.250%	2/1/2022		2,750	2,945
Massachusetts Dev. Finance Agency Rev. (Mount Holyoke College)	5.250%	7/1/2031		4,000	4,201
Massachusetts Dev. Finance Agency Rev. (Neville Communities)	6.000%	6/20/2044		1,500	1,694
Massachusetts Dev. Finance Agency Rev. (Simmons College)	5.250%	10/1/2033	(10)	10,000	11,596
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/2010	(Prere.)	1,195	1,285
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/2010	(Prere.)	3,000	3,225
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.000%	7/1/2035		5,000	5,300
Massachusetts Dev. Finance Agency Rev. (Suffolk Univ.)	5.850%	7/1/2009	(Prere.)	2,000	2,112
Massachusetts Dev. Finance Agency Rev. (Western New England College)	5.875%	12/1/2012	(Prere.)	600	658
Massachusetts Dev. Finance Agency Rev. (Western New England College)	6.125%	12/1/2012	(Prere.)	1,000	1,130
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.550%	7/1/2019		1,000	1,039
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.650%	7/1/2029		1,500	1,556
Massachusetts GAN	5.125%	12/15/2010		1,480	1,528
Massachusetts GAN	5.750%	12/15/2010		3,000	3,219
Massachusetts GAN	5.125%	12/15/2012		1,750	1,807
Massachusetts GO	5.250%	9/1/2008		1,850	1,894
Massachusetts GO	5.625%	6/1/2010	(Prere.)	1,450	1,538
Massachusetts GO	5.750%	6/1/2010	(Prere.)	8,545	9,096
Massachusetts GO	5.500%	12/1/2017	(4)	10,000	11,491
Massachusetts GO	5.500%	10/1/2018		4,955	5,708
Massachusetts GO	5.250%	8/1/2022		5,000	5,745
Massachusetts GO	5.500%	12/1/2022	(4)	2,000	2,364
Massachusetts GO	5.500%	12/1/2023	(2)	1,030	1,224
Massachusetts GO	5.500%	8/1/2030	(2)	10,000	12,180
Massachusetts GO VRDO	3.600%	3/1/2007		1,000	1,000
Massachusetts GO VRDO	3.600%	3/1/2007		8,410	8,410
Massachusetts GO VRDO	3.660%	3/1/2007		1,300	1,300
Massachusetts GO VRDO	3.660%	3/1/2007		1,700	1,700
Massachusetts Health&Educ. Fac. Auth. Rev. (Baystate Medical Center)	5.750%	7/1/2033		5,000	5,360
Massachusetts Health&Educ. Fac. Auth. Rev. (Baystate Medical Center) VRDO	3.510%	3/7/2007	LOC	1,000	1,000
1 Massachusetts Health&Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/2017	(1)	1,250	1,284
Massachusetts Health&Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/2019	(1)	50	51
Massachusetts Health&Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.750%	7/1/2016		2,000	2,254
Massachusetts Health&Educ. Fac. Auth. Rev. (Children's Hospital) VRDO	3.600%	3/1/2007	(2)	4,200	4,200
Massachusetts Health&Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/2010	(Prere.)	5,825	6,307
Massachusetts Health&Educ. Fac. Auth. Rev. (Harvard Univ.)	6.250%	4/1/2020		1,000	1,251
Massachusetts Health&Educ. Fac. Auth. Rev. (Harvard Univ.)	5.125%	7/15/2037		9,350	9,864
Massachusetts Health&Educ. Fac. Auth. Rev. (Harvard Univ.) VRDO	3.550%	3/1/2007		2,000	2,000
Massachusetts Health&Educ. Fac. Auth. Rev. (Harvard Univ.) VRDO	3.630%	3/7/2007		300	300
Massachusetts Health&Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/2030	(3)	10,000	10,623
Massachusetts Health&Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/2012	(2)	445	473
Massachusetts Health&Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/2010		520	529
Massachusetts Health&Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/2016		1,235	1,265
Massachusetts Health&Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2021		6,765	7,785
Massachusetts Health&Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2024		3,060	3,568
Massachusetts Health&Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2030		5,000	5,942
Massachusetts Health&Educ. Fac. Auth. Rev. (MIT)	5.500%	7/1/2032		7,730	9,552
Massachusetts Health&Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2013	(3)	3,835	4,128
Massachusetts Health&Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2014	(3)	3,000	3,226
Massachusetts Health&Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2011		2,080	2,166
Massachusetts Health&Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2012		2,850	2,966
Massachusetts Health&Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2014		1,000	1,039
Massachusetts Health&Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2015	(1)	390	395
Massachusetts Health&Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2015		3,000	3,116
Massachusetts Health&Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.375%	7/1/2024	(1)	1,640	1,664
Massachusetts Health&Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.630%	3/7/2007		4,600	4,600
Massachusetts Health&Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/2013	(3)(Prere.)	1,090	1,174
Massachusetts Health&Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/2013	(3)(Prere.)	1,175	1,266
Massachusetts Health&Educ. Fac. Auth. Rev. (Sterling&Francine Clark)	5.000%	7/1/2036		8,000	8,528
Massachusetts Health&Educ. Fac. Auth. Rev. (Tufts Univ.)	5.250%	2/15/2030		2,000	2,095
Massachusetts Health&Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/2014	(2)	1,000	1,032
Massachusetts Health&Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/2021		5,000	5,473
Massachusetts Health&Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032		1,000	1,096
Massachusetts Health&Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.875%	10/1/2010	(3)(Prere.)	4,000	4,335
Massachusetts Health&Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/2027	(3)	1,850	1,953
Massachusetts Health&Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.250%	10/1/2012	(1)(Prere.)	4,000	4,319
Massachusetts Health&Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/2023	(3)	1,000	1,051
Massachusetts Health&Educ. Fac. Auth. Rev. (Wellesley College)	5.000%	7/1/2023		2,400	2,537
Massachusetts Health&Educ. Fac. Auth. Rev. (Wellesley College) VRDO	3.530%	3/1/2007		1,700	1,700
Massachusetts Health&Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/2028		1,000	1,054
Massachusetts Health&Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/2031		5,000	5,370
Massachusetts Ind. Finance Agency Rev. (Babson College)	5.375%	10/1/2017		1,000	1,027
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.000%	7/1/2010	(2)(E	815	836
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2012	(1)	2,975	3,189
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2013	(1)	3,255	3,498
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2016	(1)	4,500	4,825
Massachusetts Port Auth. Rev	5.250%	7/1/2008		1,325	1,345
Massachusetts Port Auth. Rev	5.750%	7/1/2010		1,000	1,063
Massachusetts Port Auth. Rev	5.375%	7/1/2018		2,000	2,057
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2025	(4)	15,125	16,235
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2027	(3)	15,000	18,130
Massachusetts Special Obligation Rev	5.000%	6/1/2017		2,040	2,089
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2020	(1)	3,000	1,766
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2025	(1)	5,000	2,353
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2028	(1)	6,530	2,680
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/2009	(Prere.)	1,435	1,506
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/2009	(Prere.)	615	651
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2015	(Prere.)	4,460	4,952
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/2016		5,000	5,500
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2017		5,000	5,637
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2017		540	598
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2022		3,500	4,048
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/2027		2,565	2,677
Massachusetts Water Pollution Abatement Trust	5.500%	8/1/2029		1,000	1,047
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/2029		2,490	2,625
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2030		5,000	5,894
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2032		5,000	5,929
Massachusetts Water Resources Auth. Rev	6.000%	12/1/2011	(3)	4,120	4,447
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2031	(2)	5,000	5,365
Massachusetts Water Resources Auth. Rev	5.250%	8/1/2032	(4)	5,000	5,938
Massachusetts Water Resources Auth. Rev. VRDO	3.660%	3/1/2007	LOC	1,000	1,000
Massachusetts Water Resources Auth. Rev. VRDO	3.530%	3/7/2007	(3)	500	500
Narragansett MA Regional School Dist. GO	6.500%	6/1/2013	(2)	1,210	1,322
Pittsfield MA GO	5.000%	4/15/2018	(1)	1,000	1,064
Quabog MA Regional School Dist. GO	5.500%	6/1/2018	(4)	1,355	1,443
Quabog MA Regional School Dist. GO	5.500%	6/1/2019	(4)	1,355	1,442
Rail Connections Inc. Massachusetts Rev	5.250%	7/1/2008	(ETM)	705	720
Rail Connections Inc. Massachusetts Rev	5.300%	7/1/2009	(ETM)	340	353
Rail Connections Inc. Massachusetts Rev	5.400%	7/1/2009	(Prere.)	520	550
Rail Connections Inc. Massachusetts Rev	5.500%	7/1/2009	(Prere.)	1,175	1,246
Rail Connections Inc. Massachusetts Rev	6.000%	7/1/2009	(Prere.)	1,030	1,104
Rail Connections Inc. Massachusetts Rev	6.000%	7/1/2009	(Prere.)	570	611
Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev	5.375%	6/15/2010	(1)(Prere.)	2,500	2,634
Shrewsbury MA GO	5.000%	8/15/2013		1,030	1,095
Shrewsbury MA GO	5.000%	8/15/2017		1,900	2,013
Shrewsbury MA GO	5.000%	8/15/2018		3,185	3,376
Shrewsbury MA GO	5.000%	8/15/2019		1,000	1,059
Tantasqua MA Regional School Dist. GO	5.125%	8/15/2010	(4)(Prere.)	2,575	2,722
Univ. of Massachusetts Building Auth. Refunding Rev	6.875%	5/1/2014	(ETM)	1,000	1,172
Univ. of Massachusetts Building Auth. Rev	5.125%	11/1/2010	(Prere.)	1,135	1,191
Univ. of Massachusetts Building Auth. Rev	5.500%	11/1/2010	(2)(Prere.)	2,600	2,766
Univ. of Massachusetts Building Auth. Rev	5.500%	11/1/2010	(2)(Prere.)	2,400	2,553
Univ. of Massachusetts Health&Educ. Fac. Auth. Rev	5.000%	11/1/2021	(2)	5,680	6,145
Univ. of Massachusetts Health&Educ. Fac. Auth. Rev	5.000%	11/1/2022	(2)	2,695	2,911
Univ. of Massachusetts Health&Educ. Fac. Auth. Rev	5.000%	11/1/2023	(2)	1,760	1,897
Univ. of Massachusetts Health&Educ. Fac. Auth. Rev	5.000%	11/1/2024	(2)	1,980	2,131
Univ. of Massachusetts Health&Educ. Fac. Auth. Rev	5.000%	11/1/2025	(2)	1,990	2,139
Westborough MA GO	5.000%	11/15/2008		3,460	3,538
Westfield MA GO	5.000%	5/1/2010	(3)(Prere.)	1,715	1,800
Worcester MA GO	5.500%	10/1/2009	(3)	1,000	1,046
Worcester MA GO	5.750%	4/1/2010	(4)(Prere.)	1,000	1,070
Worcester MA GO	5.625%	8/15/2010	(3)(Prere.)	1,640	1,760
Worcester MA GO	5.500%	8/15/2014	(3)	1,445	1,552
Worcester MA GO	5.500%	8/15/2015	(3)	1,190	1,277
Worcester MA GO	5.250%	8/15/2021	(3)	1,500	1,589
Outside Massachusetts:
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/2017	(1)	5,000	5,756
Puerto Rico GO	5.500%	7/1/2019	(2)	2,500	2,910
Puerto Rico GO	5.500%	7/1/2022	(3)	3,500	4,137
Puerto Rico GO	5.000%	7/1/2033		1,600	1,668
Puerto Rico Highway&Transp. Auth. Rev	5.500%	7/1/2012	(3)	5,080	5,535
Puerto Rico Highway&Transp. Auth. Rev. VRDO	3.420%	3/7/2007	(2)	7,135	7,135
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/2040		5,000	5,356
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2025	(3)	6,495	7,762
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/2035	(2)	12,805	3,772
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2012	(Prere.)	1,100	1,183
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2036		400	422
Puerto Rico Public Finance Corp.	5.500%	2/1/2012	(Prere.)	2,015	2,182
Puerto Rico Public Finance Corp.	5.125%	6/1/2024	(2)	2,155	2,443
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	(4)	4,000	5,067
Puerto Rico Public Finance Corp.	5.500%	8/1/2029		665	704
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/2009		1,450	1,491
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2020		1,000	1,075

Total Municipal Bonds (Cost $586,917)					606,389

Other Assets and Liabilities—Net (0.7%)					4,040

Net Assets (100%)					610,429

1	Securities with a value of $1,284,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2007, the cost of investment securities for tax purposes was $589,125,000. Net unrealized appreciation of investment securities for tax purposes was $17,264,000, consisting of unrealized gains of $18,018,000 on securities that had risen in value since their purchase and $754,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(117)	13,214	(68)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

VANGUARD MASSACHUSETTS TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.